UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22668

ETF Series Solutions

(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202

(Address of principal executive offices) (Zip code)

Kristina R. Nelson

ETF Series Solutions

615 East Michigan Street

Milwaukee, WI 53202

(Name and address of agent for service)

414-516-1645

Registrant’s telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period: August 31, 2025

Item 1. Reports to Stockholders.

(a)

Acquirers Small and Micro Deep Value ETF
Formerly Acquirers Deep Value ETF and Roundhill Acquirers Deep Value ETF
DEEP (Principal U.S. Listing Exchange: NYSE)
Annual Shareholder Report | August 31, 2025
This annual shareholder report contains important information about the Acquirers Small and Micro Deep Value ETF (DEEP) (the “Fund”) for the period of  September 1, 2024 to August 31, 2025. You can find additional information about the Fund at https://www.acquirersdeep.com/. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Acquirers Small and Micro Deep Value ETF	$81	0.80%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to hold deeply undervalued, high-quality, small and micro-capitalization stocks. Small and micro-capitalization stocks with value and quality features rose over the reporting period as lower energy costs and lower inflation saw a continued recovery in economic activity.

On a relative performance basis, the Fund underperformed its benchmark, represented by the S&P 500® Index. Higher relative exposures to value, size and quality drove the Fund’s underperformance. To maintain value, size and quality exposure, the Fund tends to invest in smaller companies than the benchmark because value and small size tend to be related.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Acquirers Small and Micro Deep Value ETF NAV	1.98	11.00	7.68
S&P 500 TR	15.88	14.74	14.60
Deep Value-Acquirers Deep Value Blended Index	1.95	11.86	8.42
Visit https://www.acquirersdeep.com/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Acquirers Small and Micro Deep Value ETF	PAGE 1	TSR-AR-26922A701

KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$28,975,282
Number of Holdings	102
Net Advisory Fee	$221,792
Portfolio Turnover	140%
30-Day SEC Yield	2.03%
30-Day SEC Yield Unsubsidized	2.03%
Visit https://www.acquirersdeep.com/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)

Top Holdings	(% of net assets)
Ironwood Pharmaceuticals, Inc.	1.7%
Acadian Asset Management, Inc.	1.4%
Nu Skin Enterprises, Inc. - Class A	1.4%
Regional Management Corporation	1.4%
Hovnanian Enterprises, Inc. - Class A	1.3%
Dlocal, Ltd.	1.3%
Global Industrial Company	1.3%
Rimini Street, Inc.	1.3%
Alpha Metallurgical Resources, Inc.	1.2%
SIGA Technologies, Inc.	1.2%
Sector Breakdown (% of net assets)
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.acquirersdeep.com/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Acquirers Small and Micro Deep Value ETF	PAGE 2	TSR-AR-26922A701

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Mr. Leonard Rush is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 8/31/2025	FYE 8/31/2024
(a) Audit Fees	$ 15,000	$ 15,000
(b) Audit-Related Fees	$ 0	$ 0
(c) Tax Fees	$ 3,500	$ 3,500
(d) All Other Fees	$ 0	$ 0

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 8/31/2025	FYE 8/31/2024
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) N/A.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 8/31/2025	FYE 8/31/2024
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

(h) The audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

(j) The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

(a) The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: Leonard M. Rush, David A. Massart, and Janet D. Olsen.

(b) Not applicable

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Acquirers Small and Micro Deep Value ETF (Ticker: DEEP)
Annual Financial Statements and Additional Information
August 31, 2025

Acquirers Small and Micro Deep Value ETF
Schedule of Investments
August 31, 2025

	Shares	Value
COMMON STOCKS - 99.1%
Communication Services - 7.2%
AMC Networks, Inc. - Class A(a)	42,007	$296,569
Gambling.com Group Ltd.(a)	22,230	194,068
IDT Corporation - Class B	3,990	255,639
IHS Holding Ltd.(a)	45,238	327,976
Perion Network Ltd.(a)	27,338	252,330
Playtika Holding Corporation	57,696	214,052
Shutterstock, Inc.	14,070	294,485
Thryv Holdings, Inc.(a)	20,520	263,887
		2,099,006
Consumer Discretionary - 20.7%
Build-A-Bear Workshop, Inc.	4,926	299,550
Carter’s, Inc.	8,457	241,532
Century Communities, Inc.	4,880	321,494
Cricut, Inc. - Class A	39,506	225,184
Ethan Allen Interiors, Inc.	9,475	279,607
G-III Apparel Group Ltd.(a)	11,629	313,983
Hovnanian Enterprises, Inc. - Class A(a)	2,727	382,762
JAKKS Pacific, Inc.	12,684	225,395
Legacy Housing Corporation(a)	11,708	327,180
Malibu Boats, Inc. - Class A(a)	8,217	272,804
MasterCraft Boat Holdings, Inc.(a)	14,448	316,989
Movado Group, Inc.	17,034	311,211
Nathan’s Famous, Inc.	2,354	246,464
Papa John’s International, Inc.	5,236	255,046
Shoe Carnival, Inc.	13,142	274,668
Smith & Wesson Brands, Inc.	29,556	241,472
Steven Madden Ltd.	11,200	325,248
Sturm Ruger & Company, Inc.	6,955	241,130
Target Hospitality Corporation(a)	36,065	327,110
Winnebago Industries, Inc.	8,309	298,958
XPEL, Inc.(a)	7,168	266,363
		5,994,150
Consumer Staples - 7.1%
Herbalife Ltd.(a)	31,910	312,080
Ingles Markets, Inc. - Class A	4,165	281,929
John B Sanfilippo & Son, Inc.	4,097	265,895
MGP Ingredients, Inc.	8,765	259,181
Nu Skin Enterprises, Inc. - Class A	33,803	411,383
Olaplex Holdings, Inc.(a)	171,936	245,868
USANA Health Sciences, Inc.(a)	8,434	269,129
		2,045,465
Energy - 12.3%
Amplify Energy Corporation(a)	69,654	283,492
Ardmore Shipping Corporation	25,402	295,171
Berry Corporation	77,941	260,323
Geopark Ltd.	35,398	233,627
Gran Tierra Energy, Inc.(a)	44,789	184,083
International Seaways, Inc.	6,470	293,867
Peabody Energy Corporation	19,041	331,313
REX American Resources Corporation(a)	5,270	329,744

	Shares	Value
Riley Exploration Permian, Inc.	9,304	$272,235
RPC, Inc.	50,343	240,136
SandRidge Energy, Inc.	21,644	256,265
Teekay Tankers Ltd. - Class A	5,669	278,745
TORM PLC - Class A	13,611	296,039
		3,555,040
Financials - 11.2%
Acadian Asset Management, Inc.	8,168	416,323
Diamond Hill Investment Group, Inc.	1,876	273,446
Dlocal Ltd.	25,827	373,458
Donnelley Financial Solutions, Inc.(a)	4,325	245,530
International General Insurance Holdings Ltd.	11,730	283,162
Investors Title Company	1,271	315,539
PROG Holdings, Inc.	9,294	327,521
Regional Management Corporation	9,143	400,829
Rocket Cos., Inc. - Class A	17,864	317,443
World Acceptance Corporation(a)	1,635	280,288
		3,233,539
Health Care - 9.4%
AMN Healthcare Services, Inc.(a)	11,810	245,412
Amphastar Pharmaceuticals, Inc.(a)	10,486	321,081
Cross Country Healthcare, Inc.(a)	18,274	244,506
Inmode Ltd.(a)	19,383	289,582
Innoviva, Inc.(a)	12,286	251,003
Ironwood Pharmaceuticals, Inc.(a)	364,302	480,879
National Research Corporation	15,448	226,931
SIGA Technologies, Inc.	41,837	351,013
Utah Medical Products, Inc.	4,848	301,594
		2,712,001
Industrials - 15.7%
BlueLinx Holdings, Inc.(a)	3,692	304,996
Danaos Corporation	2,957	271,955
Genco Shipping & Trading Ltd.	19,368	326,157
Global Industrial Company	9,786	365,311
Global Ship Lease, Inc. - Class A	9,905	297,645
Hudson Technologies, Inc.(a)	33,111	336,408
Insteel Industries, Inc.	7,388	283,551
Janus International Group, Inc.(a)	32,651	337,938
Karat Packaging, Inc.	9,662	244,255
Kforce, Inc.	6,498	211,835
Lindsay Corporation	1,911	262,247
Omega Flex, Inc.	7,966	281,200
Resources Connection, Inc.	48,277	246,696
Safe Bulkers, Inc.	68,275	290,169
Star Bulk Carriers Corporation	15,625	291,406
ZIM Integrated Shipping Services Ltd.	15,584	212,098
		4,563,867
Information Technology - 9.4%
AudioCodes, Ltd.	27,824	268,223
Axcelis Technologies, Inc.(a)	3,910	312,956
Consensus Cloud Solutions, Inc.(a)	11,706	311,028

The accompanying notes are an integral part of these financial statements.

1

Acquirers Small and Micro Deep Value ETF
Schedule of Investments
August 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Information Technology - (Continued)
CPI Card Group, Inc.(a)	11,238	$175,088
Hackett Group, Inc.	11,081	230,707
Ituran Location and Control Ltd.	7,330	247,168
NVE Corporation	3,755	242,498
Photronics, Inc.(a)	14,148	320,735
Rimini Street, Inc.(a)	84,288	364,967
Teradata Corporation(a)	12,019	252,159
		2,725,529
Materials - 5.2%
Alpha Metallurgical Resources, Inc.(a)	2,394	357,161
Ferroglobe PLC	68,728	287,283
Mesabi Trust	11,018	340,346
Olympic Steel, Inc.	8,668	292,198
Sylvamo Corporation	5,148	237,477
		1,514,465
Real Estate - 0.9%
RMR Group, Inc. - Class A	15,749	265,843
TOTAL COMMON STOCKS (Cost $29,152,542)		28,708,905
CONTINGENT VALUE RIGHTS - 0.0%(b)
Materials - 0.0%(b)
Resolute Forest Products, Inc.(a)(c)	17,062	171
TOTAL CONTINGENT VALUE RIGHTS (Cost $46,067)		171
SHORT-TERM INVESTMENTS - 0.8%
Money Market Funds - 0.8%
First American Treasury Obligations Fund - Class X, 4.20%(d)	232,261	232,261
TOTAL SHORT-TERM INVESTMENTS (Cost $232,261)		232,261
TOTAL INVESTMENTS - 99.9% (Cost $29,430,870)		$28,941,337
Other Assets in Excess of Liabilities - 0.1%		33,945
TOTAL NET ASSETS - 100.0%		$28,975,282

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $171 or 0.0% of net assets as of August 31, 2025.

(d)	The rate shown represents the 7-day annualized effective yield as of August 31, 2025.
The accompanying notes are an integral part of these financial statements.

2

ACQUIRERS SMALL AND MICRO DEEP VALUE ETF
STATEMENT OF ASSETS AND LIABILITIES
August 31, 2025

ASSETS:
Investments, at value	$28,941,337
Dividends receivable	52,765
Total assets	28,994,102
LIABILITIES:
Payable to adviser	18,820
Total liabilities	18,820
NET ASSETS	$28,975,282
Net Assets Consists of:
Paid-in capital	$87,727,243
Total accumulated losses	(58,751,961)
Total net assets	$28,975,282
Net assets	$28,975,282
Shares issued and outstanding(a)	800,000
Net asset value per share	$36.22
Cost:
Investments, at cost	$29,430,870

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

3

Acquirers Small and Micro Deep Value ETF
Statement of Operations
For the Year Ended August 31, 2025

INVESTMENT INCOME:
Dividend income	$744,321
Less: Dividend withholding taxes	(5,417)
Total investment income	738,904
EXPENSES:
Investment advisory fee	221,792
Excise tax expense	1,002
Total expenses	222,794
Net investment income	516,110
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	886,215
In-kind redemptions	246,652
Net realized gain (loss)	1,132,867
Net change in unrealized appreciation (depreciation) on:
Investments	(1,569,986)
Net change in unrealized appreciation (depreciation)	(1,569,986)
Net realized and unrealized gain (loss)	(437,119)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$78,991

The accompanying notes are an integral part of these financial statements.

4

ACQUIRERS SMALL AND MICRO DEEP VALUE ETF
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended August 31,
	2025	2024
OPERATIONS:
Net investment income (loss)	$516,110	$578,109
Net realized gain (loss)	1,132,867	3,989,815
Net change in unrealized appreciation (depreciation)	(1,569,986)	(1,578,731)
Net increase (decrease) in net assets from operations	78,991	2,989,193
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(615,107)	(600,186)
Total distributions to shareholders	(615,107)	(600,186)
CAPITAL TRANSACTIONS:
Shares sold	3,266,960	—
Shares redeemed	(6,434,865)	(10,515,035)
ETF transaction fees (See Note 6)	4	9
Net increase (decrease) in net assets from capital transactions	(3,167,901)	(10,515,026)
Net increase (decrease) in net assets	(3,704,017)	(8,126,019)
NET ASSETS:
Beginning of the year	32,679,299	40,805,318
End of the year	$28,975,282	$32,679,299
SHARES TRANSACTIONS
Shares sold	100,000	—
Shares redeemed	(200,000)	(300,000)
Total increase (decrease) in shares outstanding	(100,000)	(300,000)

The accompanying notes are an integral part of these financial statements.

5

Acquirers Small and Micro Deep Value ETF
Financial Highlights

	Year Ended August 31,
	2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$36.31	$34.00	$31.35	$35.52	$23.25
INVESTMENT OPERATIONS:
Net investment income(a)	0.63	0.55	0.56	0.40	0.48
Net realized and unrealized gain (loss) on investments(b)	0.02	2.32	2.59	(4.13)	12.18
Total from investment operations	0.65	2.87	3.15	(3.73)	12.66
LESS DISTRIBUTIONS FROM:
Net investment income	(0.74)	(0.56)	(0.50)	(0.44)	(0.39)
Total distributions	(0.74)	(0.56)	(0.50)	(0.44)	(0.39)
ETF transaction fees per share	0.00(c)	0.00(c)	—	—	—
Net asset value, end of year	$36.22	$36.31	$34.00	$31.35	$35.52
TOTAL RETURN	1.98%	8.48%	10.18%	−10.61%	54.67%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$28,975	$32,679	$40,805	$43,894	$47,956
Ratio of expenses to average net assets	0.80%	0.80%	0.80%	0.80%	0.80%
Ratio of excise tax expenses to average net assets	0.00%(e)	—%	—%	—%	—%
Ratio of net investment income (loss) to average net assets	1.86%	1.60%	1.75%	1.19%	1.53%
Portfolio turnover rate(d)	140%	118%	126%	119%	148%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.

(c)	Amount represents less than $0.005 per share.
(d)	Portfolio turnover rate excludes in-kind transactions.
(e)	Amount represents less than 0.005%.
The accompanying notes are an integral part of these financial statements.

6

ACQUIRERS SMALL AND MICRO DEEP VALUE ETF
NOTES TO FINANCIAL STATEMENTS
August 31, 2025
NOTE 1 – ORGANIZATION
Acquirers Small and Micro Deep Value ETF (the “Fund”), formerly Acquirers Deep Value ETF and Roundhill Acquirers Deep Value ETF, is a diversified series of ETF Series Solutions (“ESS” or the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objective of the Fund is to seek investment results that, before expenses and fees, track the Acquirers Deep Value Index (the “Index”). The Fund commenced operations on September 22, 2014.
The end of the reporting period for the Fund is August 31, 2025. The current fiscal period is the period from September 1, 2024 through August 31, 2025.
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services – Investment Companies.
The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
A.
Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks, closed-end funds and exchange traded funds that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market®, and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Investments in mutual funds, including money market funds are valued at their net asset value (“NAV”) per share.
Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Fund’s Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Fund may cause the NAV of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.
As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

7

ACQUIRERS SMALL AND MICRO DEEP VALUE ETF
NOTES TO FINANCIAL STATEMENTS
August 31, 2025(Continued)
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The following is a summary of the inputs used to value the Fund’s investments as of the end of the current fiscal period:

Investments	Level 1	Level 2	Level 3	Total
Common Stocks	$28,708,905	$—	$—	$28,708,905
Contingent Value Rights	—	—	171	171
Money Market Funds	232,261	—	—	232,261
Total Investments in Securities	$28,941,166	$—	$171	$28,941,337

Refer to Schedule of Investments for further disaggregation of investment categories.
During the current fiscal period, the Fund did not recognize any transfers to or from Level 3.
Fair valuation inputs and a Level 3 reconciliation of investments are presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period, in relation to net assets.
B.
Federal Income Taxes. The Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all net taxable investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Fund plans to file U.S. Federal and applicable state and local income and excise tax returns.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained upon examination by the tax authorities. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. During the current fiscal period, the Fund did not incur any interest or penalties.
C.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income or separately disclosed, if any, are recorded at the fair value of the security received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations. Interest income is recorded on an accrual basis.

8

ACQUIRERS SMALL AND MICRO DEEP VALUE ETF
NOTES TO FINANCIAL STATEMENTS
August 31, 2025(Continued)
D.
Distributions to Shareholders. Distributions to shareholders from net investment income are declared and paid by the Fund on a quarterly basis and distributions from net realized gains on securities are declared and paid by the Fund on, at least, an annual basis. Distributions are recorded on the ex-dividend date.

E.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the current fiscal period. Actual results could differ from those estimates.

F.
Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share of the Fund is equal to the Fund’s NAV per share.

G.
Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

H.
Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share.

The permanent differences primarily relate to redemptions in-kind. During the current fiscal period, the following table shows the reclassifications made:

Distributable Earnings (Accumulated Losses)	Paid-In Capital
$(129,273)	$129,273

I.
New Accounting Pronouncement. Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Fund. The Fund operates as a single segment entity. The Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Co-Chief Executive Officers of the Adviser, who serve as the chief operating decision maker, using the information presented in the financial statements and financial highlights.

J.
Subsequent Events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions that occurred during the period subsequent to the end of the current fiscal period, that materially impacted the amounts or disclosures in the Fund’s financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS
Exchange Traded Concepts, LLC (the “Adviser”), serves as the investment adviser to the Fund. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses of the Fund, except for: the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability,

9

ACQUIRERS SMALL AND MICRO DEEP VALUE ETF
NOTES TO FINANCIAL STATEMENTS
August 31, 2025(Continued)
extraordinary expenses, and distribution (12b-1) fees and expenses. For the services it provides to the Fund, the Fund pays the Adviser a unified management fee, which is calculated daily and paid monthly, at an annual rate of 0.80% of the Fund’s average daily net assets.
Effective December 21, 2024, the Fund’s sponsor changed from Roundhill Financial Inc. to Acquirers Funds, LLC (the “Sponsor”).
The Sponsor, acting as the Index Provider for the Fund, has entered into a licensing and expense reimbursement agreement with the Adviser, pursuant to which the Sponsor agrees to license the use of the Index to the Adviser for the Fund. The Sponsor also provides marketing support for the Fund, including, but not limited to, distributing the Fund’s materials and providing the Fund with access to and the use of the Sponsor’s other marketing capabilities, including communications through print and electronic media discussing the Index. The Sponsor is a registered investment adviser that provides advisory services to ETFs, but does not act as an investment adviser or otherwise provide investment advice to the Fund.
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”), acts as the Fund’s Administrator and, in that capacity, performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board and monitors the activities of the Fund’s Custodian, transfer agent and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Fund. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Fund’s Custodian.
All officers of the Trust are affiliated with the Administrator and Custodian.
NOTE 4 – PURCHASES AND SALES OF SECURITIES
During the current fiscal period, purchases and sales of securities by the Fund, excluding short-term securities and in-kind transactions, were $38,897,734 and $38,699,074, respectively.
During the current fiscal period, there were no purchases or sales of U.S. Government securities.
During the current fiscal period, in-kind transactions associated with creations and redemptions were $3,225,539 and $6,382,878, respectively.
NOTE 5 – INCOME TAX INFORMATION
The components of distributable earnings (accumulated losses) and cost basis of investments and net unrealized appreciation (depreciation) for federal income tax purposes at August 31, 2025 were as follows:

Tax cost of investments	$29,697,440
Gross tax unrealized appreciation	3,304,240
Gross tax unrealized depreciation	(4,060,343)
Net tax unrealized appreciation (depreciation)	(756,103)
Undistributed ordinary income	100,399
Undistributed long-term capital gains	—
Other accumulated gain (loss)	(58,096,257)
Distributable earnings (accumulated deficit)	$(58,751,961)

The difference between the cost basis for financial statement and federal income tax purposes is due primarily to timing differences in recognizing wash sales.
A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31 and December 31, respectively. For the taxable year ended August 31, 2025, the Fund did not elect to defer any post-October capital losses or late-year ordinary losses.

10

ACQUIRERS SMALL AND MICRO DEEP VALUE ETF
NOTES TO FINANCIAL STATEMENTS
August 31, 2025(Continued)
As of August 31, 2025, the Fund had a short-term capital loss carryforward of $41,347,455 and a long-term capital loss carryforward of $16,748,802. These amounts do not have an expiration date. During the current fiscal year, the Fund utilized $539,430 of short-term capital loss carryforward and $398,358 of long-term capital loss carryforward that was available as of August 31, 2024.
The tax character of distributions paid by the Fund during the years ended August 31, 2025 and August 31, 2024 were as follows:

	Year Ended August 31,
	2025	2024
Ordinary Income	$615,107	$600,186

NOTE 6 – SHARE TRANSACTIONS
Shares of the Fund are listed and traded on New York Stock Exchange Arca, Inc. (“NYSE Arca”). Market prices for the shares may be different from their NAV. The Fund issues and redeems shares on a continuous basis at NAV generally in large blocks of shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.
The Fund currently offers one class of shares, which has no front end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Fund is $300, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Fund’s Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees are imposed to compensate the Fund for the transaction costs associated with cash transactions. Variable fees received by the Fund, if any, are displayed in the Capital Shares Transactions section of the Statements of Changes in Net Assets. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges.
NOTE 7 – RISKS
Sector Risk. To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

11

ACQUIRERS SMALL AND MICRO DEEP VALUE ETF
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders of Acquirers Small and Micro Deep Value ETF and
Board of Trustees of ETF Series Solutions
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Acquirers Small and Micro Deep Value ETF (formerly Roundhill Acquirers Deep Value ETF) (the “Fund”), a series of ETF Series Solutions, as of August 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2025, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2025, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more of Exchange Traded Concepts, LLC’s investment companies since 2012.

COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania
October 30, 2025

12

ACQUIRERS SMALL AND MICRO DEEP VALUE ETF
FEDERAL TAX INFORMATION (Unaudited)
For the fiscal year ended August 31, 2025, certain dividends paid by the Fund may be subject to a maximum rate of 23.8%, as provided for by the Jobs and Growth Tax relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was 100.00%.
For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividend received deduction for the fiscal year ended August 31, 2025 was 94.69%.
The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for the Fund was 0.00%.

13

ACQUIRERS SMALL AND MICRO DEEP VALUE ETF
ADDITIONAL INFORMATION (Unaudited)
Changes in and Disagreements with Accountants
There were no changes in or disagreements with accountants during the period covered by this report.
Proxy Disclosure
There were no matters submitted to a vote of shareholders during the period covered by this report.
Remuneration Paid to Directors, Officers, and Others
All fund expenses, including Trustee compensation is paid by the Investment Adviser pursuant to the Investment Advisory Agreement. Additional information related to those fees is available in the Fund’s Statement of Additional Information.
Statement Regarding Basis for Approval of Investment Advisory Contract
Not applicable.

14

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

See Item 7(a).

Item 9. Proxy Disclosure for Open-End Investment Companies.

See Item 7(a).

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable.

(b) Not Applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5) Change in the registrant’s independent public accountant. Not applicable to open-end investment companies and ETFs.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ETF Series Solutions

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	11/10/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	11/10/2025

By (Signature and Title)*	/s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date	11/10/2025

* Print the name and title of each signing officer under his or her signature.